Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Schedule of Breakdown by Nature of Income from Discontinued Operations Net of Taxes (Detail) - CLP ($)
$ in Thousands
	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Revenues		$ 1,481,554,138	$ 1,599,032,140	$ 1,639,959,815
Other operating income		39,500,045	35,904,948	19,767,514
Revenues and Other Operating Income from continuing operations		1,521,054,183	1,634,937,088	1,659,727,329
Raw materials and consumables used		(809,974,152)	(903,978,006)	(895,060,114)
Contribution Margin from continuing operations		711,080,031	730,959,082	764,667,215
Other work performed by the entity and capitalized		7,449,013	7,226,484	9,758,304
Employee benefits expense		(53,800,538)	(54,222,470)	(60,350,072)
Depreciation and amortization expense		(117,765,263)	(117,337,553)	(132,600,381)
Other expenses		(82,478,947)	(102,821,020)	(119,303,215)
Operating Income from continuing operations		464,383,396	463,860,017	431,386,320
Other gains, net		3,434,503	113,088,869	121,490,974
Financial income		5,778,242	5,273,672	6,150,751
Financial costs		(48,189,495)	(50,851,829)	(55,701,778)
Share of profit and losses of investments accounted for using the equity method		3,281,453	(2,696,904)	7,878,201
Foreign currency exchange gains (losses), net		(3,055,807)	8,822,301	13,266,320
Income from continuing operations before income taxes		423,152,001	537,641,734	525,076,863
NET PROFIT for the year from discontinued operations				79,572,445
Income from discontinued operations Attributable to
Shareholders of the parent company		309,029,455	418,453,814	472,558,428
Non-controlling interests		$ 9,175,781	$ 7,088,401	$ 48,873,945
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenues	$ 229,074,809
Other operating income	6,648,363
Revenues and Other Operating Income from continuing operations	235,723,172
Raw materials and consumables used	(95,953,531)
Contribution Margin from continuing operations	139,769,641
Other work performed by the entity and capitalized	1,187,538
Employee benefits expense	(11,608,563)
Impairment losses	(906,638)
Other expenses	(16,295,714)
Operating Income from continuing operations	112,146,264
Other gains, net	41,806
Financial income	2,779,987
Financial costs	(21,056,624)
Share of profit and losses of investments accounted for using the equity method	6,375,719
Foreign currency exchange gains (losses), net	25,485,086
Income from continuing operations before income taxes	125,772,238
Income tax expense	(46,199,793)
NET PROFIT for the year from discontinued operations	79,572,445
Income from discontinued operations Attributable to
Shareholders of the parent company	39,759,035
Non-controlling interests	$ 39,813,410